Note 4 - Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Unrealized Losses on Investment Securities Available for Sale (1)
	2022	2021
Balance beginning of the year	$23	$118

Other comprehensive (loss) income before reclassifications	(47)	191
Amount reclassified from accumulated other comprehensive (loss) income	-	(286)
Total other comprehensive loss	(47)	(95)
Balance end of the year	$(24)	$23

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive (Loss) Income(1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2022	2021
Sale of securities available for sale	$-	$362	Gain on sales of investment securities
Tax effect	-	(76)	Income taxes
Total reclassification for the period	$-	$286